Document And Entity Information	Jan. 25, 2023
Document Information [Line Items]
Entity, Registrant Name	FNCB Bancorp, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 25, 2023
Entity, Incorporation, State or Country Code	PA
Entity, File Number	000-53869
Entity, Tax Identification Number	23-2900790
Entity, Address, Address Line One	102 E. Drinker St.
Entity, Address, City or Town	Dunmore
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	18512
City Area Code	570
Local Phone Number	346.7667
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FNCB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001035976